Finance income and expenses	12 Months Ended
Dec. 31, 2023
Finance income and expenses
Finance income and expenses
24	Finance income and expenses

(a)	Finance income

	2023	2022	2021
	US $ in millions

Interest income on debt instruments measured at amortized cost	64.2	60.1	7.0
Interest income on debt instruments at fair value through other comprehensive income	78.0	24.0	0.3
Net foreign currency exchange rate differences		46.8	11.5
	142.2	130.9	18.8

(b)	Finance expenses

	2023	2022	2021
	US $ in millions

Interest expenses	380.8	224.8	168.9
Adjustments to financial liabilities in respect of
cashflows and repayments (*)	46.0	5.1	3.9
Losses reclassified to profit or loss on derecognition of debt instruments at fair value through other comprehensive income	13.6	2.6
Net foreign currency exchange rate differences	1.2
Impairment losses on trade and other receivables	5.1	6.9	2.8
	446.7	239.4	175.6

(*)  In 2023, further to an expiration of related repurchase options, the Company concluded that certain vessels, which were previously subject to a sale and lease back transaction accounted as a secured borrowing, will be redelivered on lease maturity. Accordingly, the Company recorded US$ 46 million as a financial expense for remeasurement of the related liability (and US$ 21 million as a capital loss for derecognizing such liability and the related vessels, all with no cash impact).